Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions and Balances
Related Party Transactions and Balances

a)
In May 2013, the Partnership entered into an agreement with Equinor ASA (or Equinor), on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract has been serviced since early-October 2017 by a new FSO unit that was converted from the Randgrid shuttle tanker, which conversion commenced during the second quarter of 2015 (see note 14a). The Partnership received project management and engineering services from certain subsidiaries of Teekay Corporation relating to this FSO unit conversion. The costs for these services were capitalized and included as part of vessels and equipment. Cumulative project management and engineering costs paid to Teekay Corporation subsidiaries up to completion of the project in 2017 were $18.0 million.

b)
In December 2014, the Partnership entered into an agreement with a consortium led by Queiroz Galvão Exploração e Produção SA (or QGEP) to provide an FPSO unit for the Atlanta field located in the Santos Basin offshore Brazil. In connection with the contract with QGEP, the Partnership acquired the Petrojarl I FPSO unit from Teekay Corporation for a purchase price of $57 million (see note 14c). The Partnership has received project management and engineering services from certain subsidiaries of Teekay Corporation relating to this FPSO unit upgrade. The costs for these services have been capitalized and included as part of vessels and equipment. Cumulative project management and engineering costs paid to Teekay Corporation subsidiaries up to completion of the project in 2018 were $4.5 million.

c)
In June 2015, the Partnership entered into 15-year contracts, plus extension options, with a group of oil companies to provide shuttle tanker services for oil production on the East Coast of Canada. The Partnership entered into contracts to have three Suezmax DP2 shuttle tanker newbuildings constructed. These vessels replaced the existing vessels servicing the East Coast of Canada. Two of the three newbuildings delivered in October and November 2017, respectively and the third vessel delivered in March 2018. The Partnership has received project management and engineering services from certain subsidiaries of Teekay Corporation relating to the construction of these shuttle tankers. The costs for these services have been capitalized and included as part of vessels and equipment. Project management and engineering costs paid to Teekay Corporation subsidiaries up to delivery of the final vessel in 2018 were $4.1 million.

d)
During the year ended December 31, 2018, three shuttle tankers and three FSO units (December 31, 2017 - two shuttle tankers and three FSO units, December 31, 2016 - one conventional tanker, two shuttle tankers and three FSO units) of the Partnership were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation.

e)
Effective July 1, 2016, the Partnership issued a $200.0 million promissory note to a subsidiary of Teekay Corporation (or the 2016 Teekay Corporation Promissory Note) to re-finance existing promissory notes issued to Teekay Corporation. The 2016 Teekay Corporation Promissory Note bore interest at an annual rate of 10.00% on the outstanding principal balance, which was payable quarterly, and of which (a) 5.00% was payable in cash and (b) 5.00% was payable in common units of the Partnership, or in cash, at the election of Teekay Corporation. If the Partnership paid cash for the second 5.00% of interest, the Partnership was required to raise at least an equal amount of cash proceeds from the issuance of common units in advance of or within six months following the applicable interest payment date. The outstanding principal balance of the 2016 Teekay Corporation Promissory Note, together with accrued interest, was payable in full on January 1, 2019. On September 25, 2017, the Partnership, Teekay Corporation and Brookfield entered into an agreement to amend and restate this promissory note (see note 11f). During the year ended December 31, 2017, the Partnership incurred $14.6 million of interest expense on the 2016 Teekay Corporation Promissory Note (December 31, 2016 - $10.0 million), of which $9.6 million was paid in cash (December 31, 2016 - $7.5 million) and the remainder was settled through the issuance of 1.7 million common units of the Partnership (December 31, 2016 - 0.5 million common units) under the terms of the 2016 Teekay Corporation Promissory Note.

f)
Effective September 25, 2017, the Partnership, Teekay Corporation and Brookfield amended and restated the 2016 Teekay Corporation Promissory Note to create the Brookfield Promissory Note, concurrently with Brookfield’s acquisition of the 2016 Teekay Corporation Promissory Note from a subsidiary of Teekay Corporation. The Brookfield Promissory Note of $200.0 million bore interest at an annual rate of 10.00% on the outstanding principal balance, which was payable quarterly. The outstanding principal balance of the Brookfield Promissory Note, together with accrued interest, was payable in full on January 1, 2022. The Brookfield Promissory Note was recorded at its relative fair value of $163.6 million based on the allocation of net proceeds invested by Brookfield, as at September 25, 2017 (see note 16). On July 2, 2018, the Partnership repurchased the Brookfield Promissory Note (see note 11i). During the year ended December 31, 2018, the Partnership incurred $10.0 million (December 31, 2017 - $5.3 million) of interest expense under the terms of the Brookfield Promissory Note.

g)
In June 2016, as part of various other financing initiatives, Teekay Corporation agreed to provide financial guarantees for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada newbuilding shuttle tankers until their deliveries, and for certain of the Partnership's interest rate swaps and cross currency swaps until early-2019. The guarantees covered liabilities totaling up to a maximum amount of $495.0 million. Effective September 25, 2017, the Partnership secured the release, for fees to the applicable counterparties, of all of these financial guarantees provided by Teekay Corporation relating to the Partnership's interest rate swap, cross currency swap agreements and East Coast of Canada financing. During the year ended December 31, 2017, a guarantee fee of $5.8 million (December 31, 2016 - $3.7 million) was recognized in interest expense on the Partnership's consolidated statements of (loss) income, which represents the estimated fee a third party would charge to provide such financial guarantees. The guarantee fee was accounted for as an equity contribution by Teekay Corporation in the Partnership's consolidated statement of changes in total equity, as Teekay Corporation had provided such financial guarantees at no cost to the Partnership.

h)
On March 31, 2018, the Partnership entered into a credit agreement for an unsecured revolving credit facility provided by Teekay Corporation and Brookfield, which provides for borrowings of up to $125.0 million ($25.0 million by Teekay Corporation and $100.0 million by Brookfield) and as at December 31, 2018, the credit facility was fully drawn. The revolving credit facility matures on October 1, 2019. The interest payments on the revolving credit facility are based on LIBOR plus a margin of 5.00% per annum until March 31, 2019 and LIBOR plus a margin of 7.00% per annum for balances outstanding after March 31, 2019, with interest payable monthly. Any outstanding principal balances are due on the maturity date. The revolving credit facility contains covenants that require the Partnership to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) in an amount equal to the greater of $75.0 million and 5.0% of the Partnership’s total consolidated debt. As at December 31, 2018, the Partnership was in compliance with these covenants.

i)
On July 2, 2018, the Partnership issued, in a U.S. private placement, a total of $700.0 million of five-year senior unsecured bonds that mature in July 2023. The interest payments on the bonds are fixed at a rate 8.50% (see note 8). Brookfield purchased $500.0 million of these bonds, which included an exchange of the Brookfield Promissory Note at its par value of $200.0 million and additionally, the Partnership paid an associated $12.0 million early termination fee to Brookfield. As at December 31, 2018, Brookfield held $475.0 million of these bonds, which is included in long-term debt on the Partnership's balance sheet. The loss on the exchange of the Brookfield Promissory Note is included in losses on debt repurchases on the Partnership's consolidated statements of (loss) income.

j)
As a condition of Brookfield's acquisition of 60% of the common units of the Partnership in September 2017, on January 1, 2018, the Partnership acquired a 100% ownership interest in seven subsidiaries of Teekay Corporation for cash consideration of $1.4 million. These subsidiaries provide ship management, commercial, technical, strategic, business development and administrative services to the Partnership, primarily related to the Partnership's FPSO units, shuttle tankers and FSO units.

k)
Until December 31, 2017, Teekay Corporation and its wholly-owned subsidiaries directly and indirectly provided to the Partnership a majority of its commercial, technical, crew training, strategic, business development and administrative service needs. As described in note 11j, the majority of these services was assumed by the Partnership through the acquisition, on January 1, 2018, of certain management companies from Teekay Corporation that provide the bulk of their services to the Partnership's assets. In addition, the Partnership reimburses the general partner for expenses incurred by the general partner that are necessary or appropriate for the conduct of the Partnership’s business. As at December 31, 2018, Brookfield and Teekay Corporation owned 51% and 49%, respectively, of the general partner ownership interests. The Partnership's related party transactions recognized in the consolidated statements of (loss) income were as follows for the periods indicated:

	Year Ended December 31,
	2018 $	2017 $	2016 $
Revenues (1)	117,764	49,509	49,228
Vessel operating expenses (2)	(6,298)	(32,346)	(34,629)
General and administrative (3)	(18,162)	(31,340)	(29,944)
Interest expense (4)(5)(6)(7)(8)(9)(10)	(38,695)	(25,882)	(22,400)
Losses on debt repurchases (11)	(46,041)	—	—

(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation. The year ended December 31, 2016 includes an early termination fee received by the Partnership from Teekay Corporation of $4.0 million.

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the general partner for costs incurred on the Partnership’s behalf.

(4)
Includes interest expense of $10.0 million for the year ended December 31, 2018 (December 31, 2017 and 2016 - $5.3 million and $nil, respectively), and accretion expense of $2.7 million for the year ended December 31, 2018 (December 31, 2017 and 2016 - $2.2 million and $nil, respectively), incurred on the Brookfield Promissory Note (see note 11f). The Brookfield Promissory Note was recorded at its relative fair value at its acquisition date of $163.6 million and is recorded net of debt issuance costs on the Partnership's consolidated balance sheet as at December 31, 2017. On July 2, 2018, the Partnership repurchased the Brookfield Promissory Note (see note 11i).

(5)
Includes interest expense of $5.0 million for the year ended December 31, 2018 (December 31, 2017 and 2016 - $nil and $nil, respectively), incurred on the unsecured revolving credit facility provided by Teekay Corporation and Brookfield, which the Partnership entered into on March 31, 2018 (see note 11h).

(6)
Includes interest expense of $21.0 million for the year ended December 31, 2018 (December 31, 2017 and 2016 - $nil and $nil, respectively), incurred on the portion of five-year senior unsecured bonds held by Brookfield (see note 11i).

(7)	Includes interest expense of $14.6 million for the year ended December 31, 2017 (December 31, 2016 - $10.0 million), incurred on the 2016 Teekay Corporation Promissory Note (see note 11e).

(8)
Includes a guarantee fee related to the final bullet payment of the Piranema Spirit FPSO unit debt facility, which was repaid in March 2017, and a guarantee fee related to the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnership's interest rate swaps and cross currency swaps until September 25, 2017 (see notes 11g and 12).

(9)
Includes interest expense of $5.0 million for the year ended December 31, 2016, incurred on a $100.0 million six-month loan made by Teekay Corporation to the Partnership on January 1, 2016, which bore interest at an annual rate of 10.00% on the outstanding principal balance. The loan was refinanced on July 1, 2016 under the 2016 Teekay Corporation Promissory Note.

(10)
Includes interest expense of $3.2 million for the year ended December 31, 2016, incurred on a $100 million convertible promissory note issued to Teekay Corporation, which bore interest at an annual rate of 6.50% on the outstanding principal balance. The convertible promissory note was refinanced on July 1, 2016 under the 2016 Teekay Corporation Promissory Note.

(11)
Includes the loss on the Partnership's prepayment of the Brookfield Promissory Note, which includes the acceleration of non-cash accretion expense of $31.5 million resulting from the difference between the $200.0 million settlement amount at its par value and its carrying value of $168.5 million, an associated early termination fee of $12.0 million paid to Brookfield and the write-off of capitalized loan costs (see note 11i).

l)
At December 31, 2018, the carrying value of amounts due from affiliates totaled $59.8 million (December 31, 2017 - $37.4 million) and the carrying value of amounts due to affiliates totaled $183.8 million (December 31, 2017 - $271.5 million). Amounts due to and from affiliates, other than the Brookfield Promissory Note, the unsecured revolving credit facility provided by Teekay Corporation and Brookfield, and one term loan provided to a subsidiary of Teekay Corporation are non-interest bearing and unsecured, and all due to and from affiliates balances classified as current are expected to be settled within the next fiscal year in the normal course of operations or from financings.